Long-Term Borrowings	12 Months Ended
Dec. 31, 2025
Long-Term Borrowings
Long-Term Borrowings

Note 17.  Long-Term Borrowings

	December 31,	December 31,
	2024	2025

	(in thousands)
Unsecured borrowings	$34,500	28,500
Less: current portion	(6,000)	(6,000)
Total	$28,500	22,500
Unused long-term credit lines	$140,000	138,000
Interest rate	5.39%-5.43%	4.52%-4.53%
Duration	2020/8/4~ 2030/9/2	2020/8/4~ 2030/9/2

The Company entered into unsecured borrowings with Chang Hwa Bank, in the amount of $40,000 thousand on August 4, 2020 and $20,000 thousand on September 2, 2020, respectively, with a term of ten years. Funding from long-term unsecured borrowings was used to repay the existing debts of financial institutions and broaden the Company’s working capital.

As of December 31, 2024 and 2025, for enhancing the guaranty, land and building and improvements totaling $59,964 thousand and $56,738 thousand are pledged as collateral. Please refer to Note 26.

The reconciliation of borrowings to cash flows arising from financing activities was as follows:

	Year ended December 31,
	2024	2025

	(in thousands)
Balance at beginning of year	$40,500	34,500
Change from financing activities:
Acquisitions through business combinations	—	422
Proceeds from borrowings	—	—
Repayments of borrowings	(6,000)	(6,416)
Effect of exchange rate changes	—	(6)
Total changes from financing activities	(6,000)	(6,000)
Balance at end of year	$34,500	28,500